UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-215169
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 4	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21697
Amendment No. 122	☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account - G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 26, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b)
□ on (date) pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
☑ on October 26, 2018 pursuant to paragraph (a)(1)
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Incorporation by Reference
Theprospectus supplements dated June 26, 2018 and June 28, 2018, and the prospectus, except as modified by this supplement, that was effective May 1, 2018, previously filed with the Commission under SEC file No. 333-215169, are hereby incorporated by reference and made a part of this registration statement.

Prospectus supplement dated October 26, 2018
to the following prospectus(es):
Nationwide Variable Universal Life Protector prospectus dated May 1, 2018
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
I. Nationwide is issuing this Supplement to add the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy indexed interest option which is available to new and In Force policies beginning November 5, 2018.
As a result, the following changes have been made to the prospectus:
1. The last paragraph on the cover is deleted in its entirety and replaced with the following:
The following general account options are also available under the policy.
•	Fixed interest options:
❍	Fixed Account
❍	Long-Term Fixed Account
•	Indexed interest options:
❍	One Year Multi-Index Monthly Average Indexed Interest Strategy
❍	One Year S&P 500® Point-to-Point Indexed Interest Strategy
❍	One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy
2. The Investment Options section in the In Summary: Policy Benefits provision is deleted in its entirety and replaced with the following:
Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among general account options and/or variable investment options available in the policy.
The policy currently offers two types of general account options, fixed interest options and indexed interest options, see Risk of Allocating Cash Value to the General Account Options. As general account options, amounts credited to these investment options are dependent on Nationwide’s financial strength and claims paying ability.
The fixed interest options offered under the policy are the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an annual effective rate, see Fixed Interest Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Interest Options Transfers.
The indexed interest options offered under the policy use the change in value of reference indexes as factors in the calculation of interest credited to Index Segments. Interest is calculated and applied on Index Segment Maturity Dates; however, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for full and partial surrenders, policy and Rider charge deductions, for policy loans including due and unpaid policy loan interest charged, see Indexed Interest Options.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
3. The Transfer Requests section in the In Summary: Policy Benefits provision is deleted in its entirety and replaced with the following:
Transfer Requests
Policy owners may request to transfer allocations between the fixed interest options and Sub-Accounts daily. Policy owners may request to transfer allocations to the indexed interest options daily that will create one or more Index Segments on the Sweep Date coinciding with or next following the date of the transfer request, see How Index Segments
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Work. Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
4. The first paragraph of the In Summary: Policy Risks provision is deleted in its entirety and replaced with the following:
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account including payment of the Death Benefit, are subject to Nationwide’s claims paying ability.
5. The Transaction Fee table in the In Summary: Fee Tables provision is deleted in its entirety and replaced with the following:
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment	Maximum: $100 per $1,000 of Premium	Currently: $60 per $1,000 of Premium
Capped Indexed Interest Strategy Charge[2]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate	Maximum: 2.00% of Cash Value applied to create the Index Segment	Currently: 0.50% of Cash Value applied to create the Index Segment
Service Fee[3]	Upon requesting certain services	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge[4]†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $44.53 per $1,000 of Specified Amount	Minimum: $0.87 per $1,000 of Specified Amount
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first year	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$17.93 per $1,000 of Specified Amount from the policy's Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Percent of Premium Charge shown is the guaranteed maximum rate that may be charged in any policy year, see Percent of Premium Charge.
[2]	Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.
[3]	The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
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[4]	The maximum Surrender Charge calculation assumes: the Insured is a female; issue age 61; tobacco and a full surrender is taken during the first four policy years. The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 0; non-tobacco; and a full surrender is taken during the 10th policy year, see Surrender Charges.
6. The General Account Options section in the Policy Investment Options provision is deleted in its entirety and replaced with the following:
General Account Options
There are two types of general account options under this policy: the fixed interest options and the indexed interest options. Nationwide's obligations under the fixed interest options and indexed interest options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts, and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed interest options. For the indexed interest options, Nationwide bears the investment risk of guaranteeing the minimum participation rate, cap rate, floor rate and the maximum spread rate, see Indexed Interest Strategies Interest Crediting.
Note: Interest credited to the general account options on a current basis in excess of the guaranteed minimums is not guaranteed. Nationwide may offer promotional rates for new issues and/or In Force policies that may not be sustainable for long periods of time. In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Because of exemptive and exclusionary provisions, interests in the general account options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Disclosure regarding the general account options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
7. The Indexed Interest Options section in the Policy Investment Options provision is deleted in its entirety and replaced with the following:
Indexed Interest Options
Nationwide believes that the indexed interest options are in substantial compliance with the conditions set forth in Section 989J(a) (1) – (3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The indexed interest options qualify for an exemption from registration under the federal securities laws because, as a Nationwide general account option, its value does not vary according to the performance of a separate account. In addition, the products in which the indexed interest options are offered satisfy standard non-forfeiture laws applicable to life insurance. Accordingly, Nationwide has a reasonable basis for concluding that the indexed interest options provide sufficient guarantees of principal and interest through Nationwide’s General Account to qualify under Section 3(a)(8).
There are currently three indexed interest options ("indexed interest strategies") available under the policy.
•	The One Year Multi-Index Monthly Average Indexed Interest Strategy uses three indexes, the S&P 500®, The Dow Jones Industrial Average℠, and the NASDAQ-100®. Interest is calculated using a weighted blend of the monthly average performance of these three indices over a one year period.
•	The One Year S&P 500® Point-to-Point Indexed Interest Strategy and the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy use one index, the S&P 500®. Interest is calculated using the performance of the S&P 500® over a one year period.
There is a charge associated with the indexed interest strategies that use a cap rate to calculate interest, see Capped Indexed Interest Strategy Charge.
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Indexed Interest Strategies Interest Crediting
The indexed interest strategies use the change in value of designated market indexes ("reference index performance"), and other factors, to calculate interest for Index Segments. The Cash Value in the indexed interest strategies is not actually invested in the stock market or any securities, and does not participate in dividends. Interest credited to the indexed interest strategies will be paid from Nationwide’s general account and will be subject to Nationwide’s financial strength and claims paying ability.
If reference index performance is favorable, the indexed interest strategies offer the potential for greater interest crediting than the fixed interest options. If reference index performance is unfavorable or negative, the indexed interest strategies may credit less than the fixed interest options.
The factors used to calculate Index Segment interest are:
•	The reference index performance from the Sweep Date on which an Index Segment is created to that Index Segment’s maturity date. Each indexed interest strategy has its own method of calculating reference index performance for the Index Segments.
•	One of the following:
❍	a cap rate that is the maximum interest that will be credited to an Index Segment even if reference index performance is greater; or
❍	a spread rate that is the maximum amount by which reference index performance will be reduced, after application of the participation rate, in determining interest credited to an Index Segment.
•	A participation rate that is the percentage of positive reference index performance used up to the cap rate or reduced by the spread rate, as applicable.
•	A floor rate that is the minimum interest that will be credited even if the result of the interest calculation would otherwise be less.
For details regarding the available indexed interest strategies and how Index Segment interest is calculated see Appendix B: Indexed Interest Strategies.
How Index Segments Work
Index Segments are created on Sweep Dates by the allocation of Net Premium, loan repayments, and/or transfer of Cash Value to an indexed interest strategy. Amounts allocated or transferred to an indexed interest strategy are held in the Fixed Account as Pending Sweep Transactions until an applicable Sweep Date, see Indexed Interest Options Transfers and Indexed Interest Options Allocations. Sweep Date frequency may be different for each indexed interest strategy and is subject to change. Nationwide guarantees that Sweep Dates will be offered at least quarterly. Contact the Service Center for information regarding current Sweep Date frequencies, see Contacting the Service Center.
Each Index Segment will have current participation, cap or spread, and floor rates declared at the time an Index Segment is created. Current participation, cap or spread, and floor rates for new Index Segments may vary based on market conditions and the costs associated with guaranteeing the current rates for an Index Segment, but will never be less than the minimum rates stated in the Policy Specification Pages. Once established for an Index Segment, the current participation, cap or spread, and floor rates are guaranteed for the duration of the Index Segment. Contact the Service Center for information regarding current participation, cap or spread, and floor rates, see Contacting the Service Center.
On Index Segment Maturity Dates, reference index performance and interest crediting rates are calculated for the Index Segments. Any resulting interest is then applied to the Index Segment Maturity Value. See Indexed Interest Options Transfers for information regarding reallocation or transfer of the Index Segment Maturity Value.
Interest Crediting Risks for the Indexed Interest Strategies
The policy owner assumes the risk that interest credited to an Index Segment may not exceed the guaranteed minimum floor rate due to unfavorable reference index performance. The policy owner also assumes the risk that interest credited to the indexed interest options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Additionally, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for full and partial surrenders, policy and Rider charge deductions, for policy loans including due and unpaid policy loan interest charged.
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Order of Processing from the Indexed Interest Strategies
When policy and Rider charges, partial surrenders, loans and loan interest are deducted from the indexed interest strategies, they will be deducted in the following order:
(1)	from the Index Segment Maturity Value of any Index Segments of the One Year S&P 500® Point-to-Point Indexed Interest Strategy until exhausted; then
(2)	from the Index Segment Maturity Value of any Index Segments of the One Year Multi-Index Monthly Average Indexed Interest Strategy until exhausted; then
(3)	from the Index Segment Maturity Value of any Index Segments of the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy until exhausted; then
(4)	from any unmatured Index Segments of the One Year S&P 500® Point-to-Point Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted; then
(5)	from any unmatured Index Segments of the One Year Multi-Index Monthly Average Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted; then
(6)	from any unmatured Index Segments of the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted.
Transfers to and from the Indexed Interest Strategies
Prior to the policy's Maturity Date, the policy owner may make transfers into the indexed interest strategies. These transfers will be in dollars. Requested transfers out of the indexed interest strategies are only permitted on Index Segment Maturity Dates. See Indexed Interest Options Transfers for details about transfers to and from the indexed interest options.
Availability of the Indexed Interest Strategies
Nationwide reserves the right to add one or more indexed interest strategies. Nationwide may also close one or more of the indexed interest strategies to new allocations and transfers. Any existing Index Segments in a closed indexed interest strategy will be permitted to continue until the end of the applicable Index Segment term. Before an indexed interest strategy is closed, Nationwide will provide the policy owner and any assignee with written notice.
If an indexed interest strategy becomes unavailable, any Index Segments Maturity Value that would otherwise be applied to the unavailable indexed interest strategy, will be held in a money market Sub-Account until new instructions are received.
Discontinuance or Substitution of Reference Indexes
Nationwide may discontinue or substitute a reference index used in an indexed interest strategy if the reference index is no longer published, if the licensing agreement expires, or the calculation of the reference index substantially changes. If a reference index is replaced, Nationwide will select a replacement in its sole discretion. Where an indexed interest strategy uses more than one reference index, Nationwide may adjust the method of calculating Index Segment interest, rather than substituting a comparable index. In the event that Nationwide replaces any of the reference indexes or adjusts the method of calculating Index Segment interest for an indexed interest strategy, Nationwide will provide the policy owner and any assignee with written notice.
8. The Indexed Interest Strategy Charge section in the Standard Policy Charges provision is deleted in its entirety and replaced with the following:
Capped Indexed Interest Strategy Charge
A capped indexed interest strategy charge is assessed at the time an Index Segment is created in one of the indexed interest strategies that uses a cap rate to calculate Index Segment interest. The charge will be deducted from the amount being applied to the Index Segment. This charge is intended to compensate Nationwide for the costs of hedging and investment related expenses associated with the capped indexed interest strategies. The capped indexed interest strategy charge is calculated by multiplying the dollar amount applied to a capped indexed interest strategy by the applicable
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capped indexed interest strategy charge rate. The capped indexed interest strategy charge rates may vary by capped indexed interest strategy and the date on which an Index Segment is created, but will never exceed 2.00%. On a current basis, the charge will be no more than the current floor rate for an Index Segment minus 0.25%.
9. Appendix B: Indexed Interest Strategies is deleted in its entirety and replaced with the following:
Appendix B: Indexed Interest Strategies
The available indexed interest strategies are described below. A charge is assessed at the time new Index Segments are created that will reduce the amount allocated or transferred to a capped indexed interest strategy, see Capped Indexed Interest Strategy Charge.
Additionally, the Cash Value will be reduced and no interest will be credited for amounts deducted, transferred, or surrendered from an Index Segment before the Index Segment Maturity Date.
One Year Multi-Index Monthly Average Indexed Interest Strategy
This strategy uses the weighted average monthly value of three reference indexes, excluding dividends, to calculate Index Segment interest: the S&P 500®; the Dow Jones Industrial Average; and the NASDAQ-100®. The value for each reference index is tracked from month-to-month over an Index Segment's 12 month term. On an Index Segment Maturity Date, the monthly values for each reference index are averaged to determine the reference indexes' respective monthly average performance rates. The reference index performance rates are then weighted, with the top-performing reference index weighted 50%, the second best 30%, and the third best 20%. The participation rate, cap rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 3.00% - cap rate, and 1.00% - floor rate.
The monthly average method can increase the likelihood that an Index Segment will receive at least some interest, particularly when the reference indexes experience volatility during an Index Segment's term. However, the result may or may not be favorable.
The two step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rates = (A ÷ B ÷ C) – D, where:
A	is the sum of a reference index's monthly values for each month of the Index Segment's 12 month term;
B	is the length of the Index Segment's term, 12 months;
C	is the reference index's value at the beginning of the Index Segment’s term; and
D	is 1.
Step 2: The respective reference index performance rates are used in the following formula to determine the Index Segment's interest rate: Index Segment interest rate = the lesser of: I and, the greater of: J, and (E + F + G) x H where:
E	is 50% x the greatest reference index performance rate;
F	is 30% x the second greatest reference index performance rate;
G	is 20% x the third greatest reference index performance rate;
H	is the participation rate in effect for the Index Segment;
I	is the cap rate in effect for the Index Segment; and
J	is the floor rate in effect for the Index Segment.
The examples on the following pages demonstrate how interest is calculated for the One Year Multi-Index Monthly Average Indexed Interest Strategy. The examples are for illustrative purposes only.
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Example 1: Reference Index Performance Rate is greater than the cap rate
Step 1: Calculate Reference Index Performance Rates
Index A: 2278.86 ÷ 2131.33 – 1 =0.0692 = 6.92%
Index B: 11073.32 ÷ 10709.90 – 1 = 0.0339 = 3.39%
Index C: 1269.50 ÷ 1221.34 – 1 = 0.0394 = 3.94%
Step 2: Determine Index Segment interest rate
The reference index performance rates are weighted and added together:
E = 6.92% x 50% = 3.46%
F = 3.94% x 30% = 1.18%
G = 3.39% x 20% = 0.68%
E + F + G = 5.32%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 3%, since 5.32% x 100% = 5.32%, which is greater than 1% but more than 3%.
	Reference Index Values – Example 1
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2187.21	10811.60	1238.02
Month 2	2227.01	11006.88	1260.22
Month 3	2364.06	10703.08	1302.35
Month 4	2263.90	11317.54	1257.26
Month 5	2352.82	12004.13	1351.06
Month 6	2588.09	11342.89	1380.90
Month 7	2362.55	11144.06	1311.46
Month 8	2215.51	10883.49	1267.03
Month 9	2176.53	11102.01	1214.62
Month 10	2219.34	11368.24	1231.86
Month 11	2234.46	10707.68	1286.33
Month 12	2154.78	10488.24	1132.89
Monthly Average Value (A÷B)	2278.86	11073.32	1269.50
Reference Index Performance Rate	6.92%	3.39%	3.94%
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Example 2: Reference Index Performance Rate is between the cap and floor rates
Step 1: Calculate Reference Index Performance Rates:
Index A: 2198.89 ÷ 2131.33 – 1 = 0.0317 = 3.17%
Index B: 10924.27 ÷ 10709.90 – 1 = 0.0200 = 2.00%
Index C: 1228.16 ÷ 1221.34 – 1 = 0.0056 = 0.56%
Step 2: Determine Index Segment interest rate. The reference index performance rates are weighted and added together:
E = 3.17% x 50% = 1.58%
F = 2.00% x 30% = 0.60%
G = 0.56% x 20% = 0.11%
E + F + G = 2.30%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 2.30%, since 2.30% * 100% = 2.30%, which is greater than 1% but less than 3%.
	Reference Index Values – Example 2
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2111.90	10495.30	1185.49
Month 2	2146.28	10648.77	1195.43
Month 3	2122.75	10507.90	1193.81
Month 4	2151.95	10713.47	1211.59
Month 5	2178.14	10892.18	1227.26
Month 6	2202.11	10992.32	1233.72
Month 7	2238.84	11074.46	1254.57
Month 8	2282.31	11083.76	1265.63
Month 9	2209.50	10905.82	1221.11
Month 10	2216.78	11058.97	1239.17
Month 11	2249.03	11257.81	1250.82
Month 12	2277.12	11460.47	1259.35
Monthly Average Value (A÷B)	2198.89	10924.27	1228.16
Reference Index Performance Rate	3.17%	2.00%	0.56%
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Example 3: Reference Index Performance Rate is less than the floor rate
First, the One-Year Monthly Average Indexed Interest Strategy tracks the reference indexes’ values each month and then averages them for the 12 month Index Segment term.
Step 1: Calculate Reference Index Performance Rates
Index A: 2147.34 ÷ 2131.33 – 1 =0.0075 = 0.75%
Index B: 10589.73 ÷ 10709.90 – 1 =-0.112 = -1.12%
Index C: 1171.63 ÷ 1221.34 – 1 = -0.0407 = -4.07%
Step 2: Determine Index Segment interest rate
The reference index performance rates are weighted and added together:
E = 0.75% x 50% = 0.38%
F = -1.12% x 30% = -0.34%
G = -4.07% x 20% = -0.81%
E + F + G = -0.77%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 1.00%, since -0.77% * 100% = -0.77%, which is less than 1%.
	Reference Index Values – Example 3
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2088.43	10564.18	1181.07
Month 2	2117.44	10703.71	1191.64
Month 3	2085.68	10564.49	1167.54
Month 4	2117.42	10423.29	1122.68
Month 5	2132.62	10627.09	1130.74
Month 6	2146.56	10672.57	1150.77
Month 7	2148.17	10732.57	1173.54
Month 8	2183.15	10819.64	1178.15
Month 9	2155.41	10876.41	1195.83
Month 10	2190.81	10506.11	1195.52
Month 11	2194.98	10220.01	1175.52
Month 12	2207.44	10366.71	1196.60
Monthly Average Value (A÷B)	2147.34	10589.73	1171.63
Reference Index Performance Rate	0.75%	-1.12%	-4.07%
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One Year S&P 500® Point-to-Point Indexed Interest Strategy
This strategy uses the change in value of one reference index, excluding dividends to calculate Index Segment interest, the S&P 500®. The change in value of the reference index is tracked from the beginning to the end of an Index Segment's 12 month term. The ending value is subtracted from the beginning value to determine the reference index performance rate. The participation rate, cap rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 3.00% - cap rate, and 0.00% - floor rate.
The point-to-point method can potentially result in higher interest credited, particularly when the reference index experiences stable growth during an Index Segment’s term. However, the result may or may not be favorable.
The two-step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rate = (A ÷ B) – C where:
A	is the reference index value at the end of the Index Segment term;
B	is the reference index value at the beginning of the Index Segment term; and
C	is 1.
Step 2: The reference index performance rate is used in the following formula to determine the Index Segment interest rate to be applied to the Index Segment value remaining after deductions:
Index Segment interest rate = the greater of G and, the lesser of: F, and D x E, where:
D	is the reference index performance rate;
E	is the participation rate;
F	is the cap rate; and
G	is the floor rate.
The examples on the following pages demonstrate how interest is calculated for the One Year S&P 500® Point-to-Point Indexed Interest Strategy. The examples are for illustrative purposes only.
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Example 1: Reference Index Performance Rate is greater than the cap rate
Step 1:
A = 1989.63
B = 1775.32
C = 1
Index Performance Rate = 1989.63 ÷ 1775.32 – 1 = 12.07%
Applying the guaranteed minimum participation, cap, and floor rates:
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 3%, since 12.07% x 100% = 12.07% which is greater than 1.0% but more than 3.0%.
Example 2: Reference Index Performance Rate is between the cap and floor rates
Step 1:
A = 1819.20
B = 1775.32
C = 1
Index Performance Rate = 1819.20 ÷ 1775.32 – 1 = 2.47%
Applying the guaranteed minimum participation, cap, and floor rates:
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 2.47%, since 2.47%% x 100% = 2.47% which is greater than 1.0% but less than 3.0%.
Example 3: Reference Index Performance Rate is less than the floor rate
Step 1:
A = 1740.88
B = 1775.32
C = 1
Index Performance Rate = 1740.88 ÷ 1775.32 – 1 = -1.94%
Applying the guaranteed minimum participation, cap, and floor rates:
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 1.0%, since -1.94% x 100% = -1.94% which is less than 1.0%.
	Reference Index Value
	Example 1	Example 2	Example 3
Sweep Date	1775.32	1775.32	1775.32
Index Segment Maturity Date	1989.63	1819.20	1740.88
Reference Index Performance Rate	12.07%	2.47%	-1.94%
VLP-0110-2

One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy
This strategy uses the change in value of one reference index, excluding dividends, to calculate Index Segment interest, the S&P 500®. The change in value of the reference index is tracked from the beginning to the end of an Index Segment's 12 month term. The ending value is subtracted from the beginning value to determine the reference index performance rate. The participation rate, spread rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 0.25% - floor rate, and the maximum spread rate is 20.00%.
The uncapped point-to-point method can potentially result in higher interest credited, particularly when the reference index experiences a high rate of growth during an Index Segment’s term. However, the result may or may not be favorable.
The two-step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rate = (A ÷ B) – C where:
A = is the reference index value at the end of the Index Segment term;
B = is the reference index value at the beginning of the Index Segment term; and
C = is 1.
Step 2: The reference index performance rate is used in the following formula to determine the Index Segment interest rate to be applied to the Index Segment value remaining after deductions:
Index Segment interest rate = the greater of F, or (D x E) - G, where:
D = is the reference index performance rate;
E = is the participation rate;
F = is the floor rate; and
G = is the spread rate.
The examples on the following pages demonstrate how interest is calculated for the Uncapped One Year S&P 500® Point-to-Point Indexed Interest Strategy. The examples are for illustrative purposes only.
VLP-0110-2

Example 1: Reference Index Performance Rate after application of the spread rate is greater than the floor rate
Step 1:
A = 2350.70
B= 1775.32
C = 1
Index Performance Rate = 2350.70 ÷ 1775.32 - 1 = 32.41%
Applying the guaranteed minimum participation and cap rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 12.41%, since 32.41% x 100% = 32.41% - 20% = 12.41%, which is greater than the floor rate of 0.25%.
Example 2: Reference Index Performance Rate after application of the spread rate is less than the floor rate
Step 1:
A = 1989.63
B= 1775.32
C = 1
Index Performance Rate = 1989.63 ÷ 1775.32 - 1 = 12.07%
Applying the guaranteed minimum participation and cap rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 0.25%, since 12.07% x 100% = 12.07% - 20% = -7.93%, which is less than the floor rate of 0.25%.
	Reference Index Value
	Example 1	Example 2
Sweep Date	1775.32	1775.32
Index Segment Maturity Date	2350.70	1989.63
Reference Index Performance Rate	32.41%	12.07%

VLP-0110-2

The "S&P 500" and the Dow Jones Industrial Average are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Nationwide. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); DJIA®, The Dow®, Dow Jones® and Dow Jones Industrial Average are trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide. Nationwide products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of Nationwide’s products or any member of the public regarding the advisability of investing in securities generally or in Nationwide’s products particularly or the ability of the Dow Jones Industrial Average or the S&P 500 to track general market performance. S&P Dow Jones Indices’ only relationship to Nationwide with respect to the Dow Jones Industrial Average and the S&P 500 is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Dow Jones Industrial Average and the S&P 500 are determined, composed and calculated by S&P Dow Jones Indices without regard to Nationwide’s products. S&P Dow Jones Indices have no obligation to take the needs of Nationwide or the owners of Nationwide’s products into consideration in determining, composing or calculating the Dow Jones Industrial Average or the S&P 500. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Nationwide’s products or the timing of the issuance or sale of Nationwide’s products or in the determination or calculation of the equation by which Nationwide’s products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Nationwide’s products. There is no assurance that investment products based on the Dow Jones Industrial Average and/or the S&P 500 will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Nationwide’s products currently being issued by Nationwide, but which may be similar to and competitive with Nationwide’s products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones Industrial Average and/or the S&P 500.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE, THE S&P 500 OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY NATIONWIDE, OWNERS OF NATIONWIDE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE, THE S&P 500 OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND NATIONWIDE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Policy is not sponsored, endorsed, sold or promoted by The NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Policy. The Corporations make no representation or warranty, express or implied to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly, or the ability of the Nasdaq-100 Index to track general stock market performance. The Corporations' only relationship to Nationwide ("Licensee") is in the licensing of the NASDAQ, NASDAQ-100 Index registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Policy. NASDAQ has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the NASDAQ-100 Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Policy to be issued or in the determination or calculation of the equation by which the Policy is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Policy.
VLP-0110-2

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF POSSIBILITY OF SUCH DAMAGES.
II. Additionally, general disclosure updates are made to the prospectus as follows:
1. The Variable Investment Options section in the Policy Investment Options provision is deleted in its entirety and replaced with the following:
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
2. The Substitution of Securities section in the Nationwide VL Separate Account-G provision is deleted in its entirety and replaced with the following:
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1) shares of a current underlying mutual fund are no longer available for investment; or
(2) further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
VLP-0110-2

3. The following definition is added to Appendix C: Definitions:Commissionable Target Premium (CTP) – is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
VLP-0110-2

Nationwide® Variable Universal Life Protector
Nationwide VL Separate Account - G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Adjustable Variable, Fixed and Index-Linked Universal Life Insurance Policy
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Adjustable Variable, Fixed and Index-Linked Universal Life Insurance Policy offered by Nationwide Life and Annuity Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2018 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2018.
TABLE OF CONTENTS
Page
General Information and History	2
Services	2
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	3
Annuity Payments	3
Condensed Financial Information	3
Financial Statements	3

General Information and History
Nationwide VL Separate Account - G (the "Variable Account") is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, except New York. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Nationwide VL Separate Account - G
Nationwide VL Separate Account - G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (135% of Premiums paid during the first two Policy Years up to the CTP, plus 3% of any Premium paid in excess of the CTP during the first two Policy Years, and 3% of Premium paid after the second Policy Year). Commission may also be paid on a levelized basis. If a levelized commission is paid, it will not exceed 75% of first year Premium and 25% of renewal Premium after the first year. Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.

Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VL Separate Account - G. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of the Insured	Applicable Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
Attained Age of the Insured	Applicable Percentage
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
Attained Age of the Insured	Applicable Percentage
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%

Attained Age of the Insured	Applicable Percentage
97	100%
Attained Age of the Insured	Applicable Percentage
98	100%
Attained Age of the Insured	Applicable Percentage
99-120	100%

Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	244%
2	237%
3	230%
4	223%
5	216%
6	210%
7	204%
8	199%
9	193%
10	188%
11	183%
12	179%
13	174%
14	170%
15	166%
Policy Year	Percentage of Cash Value
16	162%
17	158%
18	155%
19	151%
20	148%
21	145%
22	142%
23	139%
24	137%
25	134%
26	132%
27	129%
28	127%
29	125%
30	124%
31	122%
Policy Year	Percentage of Cash Value
32	120%
33	119%
34	117%
35	116%
36	115%
37	114%
38	113%
39	112%
40	111%
41	110%
42	109%
43	107%
44	106%
45	103%
46+	100%

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
d)	Contract – Filed previously with pre-effective amendment number 1 of registration statement (333-215169) on April 10, 2017.
e)	Applications – Filed previously with pre-effective amendment number 1 of registration statement (333-215169) on April 10, 2017.
f)	Depositor’s Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010, as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010, as document "exhibitf1.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164123) on January 4, 2010, as document "exhibitf1.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts –
(1)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011, with registration statement (333-156020), as Exhibit (g)(3) and hereby incorporated by reference.
(2)	Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company Atlanta, Georgia, dated January 19, 2005, attached hereto.
(3)	Automatic/Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011, with registration statement (333-149295), as Exhibit (g)(1) and hereby incorporated by reference.
(4)	Automatic and Facultative Yearly Renewable Term Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, previously filed on April 12, 2011, with registration statement (333-149295), as Exhibit (g)(3) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm

4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
10)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
16)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
17)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
18)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm

19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on Aril 16, 2015 as document mfsfpa.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
23)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
24)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
25)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
26)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
27)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
28)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
29)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
30)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
31)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm

3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
7)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
8)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
9)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
10)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
11)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
13)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
14)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
15)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
16)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
17)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
18)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm

19)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
20)	Administrative Service Agreement with M Fund, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundasa99i8.htm
21)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsasa.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
23)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
24)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
25)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
26)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
27)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
28)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
29)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
30)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
31)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
32)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
33)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
34)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm

35)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-215169) on December 19, 2016.
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption– Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and hereby incorporated by reference.
(99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 17, 2018.
Nationwide VL Separate Account - G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ STEPHEN M. JACKSON
Stephen M. Jackson Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on August 17, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ STEPHEN M. JACKSON
Stephen M. Jackson Attorney-in-Fact